Credit Commitments	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Credit Commitments [Text Block]
9.	Credit Commitments

Outstanding loan commitments, unused lines of credit, and letters of credit as of December 31, are as follows:

	2016	2015

Loan commitments
Construction and land development	$250,000	$-
Commercial	1,050,000	482,000
Commercial real estate	17,134,718	14,898,000
Residential	3,894,689	4,766,130
	$22,329,407	$20,146,130

Unused lines of credit
Home-equity lines	$3,345,309	$3,307,863
Commercial lines	27,182,226	33,231,204
	$30,527,535	$36,539,067

Letters of credit	$1,281,848	$1,408,460

Loan commitments and lines of credit are agreements to lend to a customer as long as there is no violation of any condition to the contract. Loan commitments generally have interest rates at current market amounts, fixed expiration dates, and may require payment of a fee. Lines of credit generally have variable interest rates. Such lines do not represent future cash requirements because it is unlikely that all customers will draw upon their lines in full at any time. Letters of credit are commitments issued to guarantee the performance of a customer to a third party.

The maximum exposure to credit loss in the event of nonperformance by the customer is the contractual amount of the commitment. Loan commitments, lines of credit and letters of credit are made on the same terms, including collateral, as outstanding loans. Management is not aware of any accounting loss that is likely to be incurred as a result of funding its credit commitments.